Basis of preparation	6 Months Ended
Dec. 31, 2025
Basis of preparation
Basis of preparation

2.Basis of preparation

These interim condensed consolidated financial statements as of and for the three months and six months ended December 31, 2024 and 2025 were prepared in accordance with International Accounting Standard 34 ‘Interim Financial Reporting’, as issued by the International Accounting Standards Board (“IASB”). The interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended June 30, 2025, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRIC”).

LuxExperience Group’s fiscal year ends June 30. All intercompany transactions are eliminated during the preparation of the interim condensed consolidated financial statements.

As a result of the Company’s acquisition of YNAP in April 2025, the interim condensed consolidated financial statements for the three months and six months ended December 31, 2025, include the results and financial position of the acquired business. Accordingly, the amounts presented for the three and six months ended December 31, 2024, in the comparative statements of loss and comprehensive loss, statements of changes in equity and statements of cash flows, do not reflect the operations of the acquired business and are therefore not directly comparable. Further details of the business combination are provided in Note 6 – Business Combinations.

The interim condensed consolidated financial statements are prepared under the assumption that the business will continue as a going concern. Management believes that LuxExperience Group has adequate resources to continue operations for the foreseeable future.